Quarterly Holdings Report
for
Fidelity® Small Cap Enhanced Index Fund
November 30, 2021
SCE-NPRT3-0122
1.870937.113
Common Stocks - 98.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.0%
Cogent Communications Group, Inc.	23,813	1,784,308
Consolidated Communications Holdings, Inc. (a)	104,175	783,396
IDT Corp. Class B (a)	12,709	689,845
Iridium Communications, Inc. (a)	29,251	1,124,701
Liberty Latin America Ltd. Class C (a)	96,942	1,089,628
Ooma, Inc. (a)	83,256	1,566,045
		7,037,923
Entertainment - 0.9%
AMC Entertainment Holdings, Inc. Class A (a)(b)	107,972	3,664,570
Lions Gate Entertainment Corp.:
Class A (a)(b)	94,273	1,381,099
Class B (a)	116,288	1,587,331
		6,633,000
Interactive Media & Services - 0.5%
TrueCar, Inc. (a)	216,791	713,242
Yelp, Inc. (a)(b)	81,561	2,795,911
Zedge, Inc. (a)	20,492	187,707
		3,696,860
Media - 0.7%
AMC Networks, Inc. Class A (a)(b)	27,468	1,060,539
Entravision Communication Corp. Class A	91,222	677,779
iHeartMedia, Inc. (a)	60,453	1,185,483
Stagwell, Inc.	32,714	252,552
TechTarget, Inc. (a)	11,433	1,104,771
Tegna, Inc.	10,526	207,889
Thryv Holdings, Inc. (a)	15,744	615,433
		5,104,446
Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	103,777	1,834,777
TOTAL COMMUNICATION SERVICES		24,307,006
CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.3%
Cooper-Standard Holding, Inc. (a)	8,017	185,113
Modine Manufacturing Co. (a)	50,840	526,702
Tenneco, Inc. (a)	80,478	845,019
The Goodyear Tire & Rubber Co. (a)	29,092	585,040
		2,141,874
Automobiles - 0.3%
Fisker, Inc. (a)(b)	13,093	280,059
Winnebago Industries, Inc.	22,762	1,643,872
		1,923,931
Diversified Consumer Services - 0.8%
2U, Inc. (a)(b)	132,353	3,148,678
American Public Education, Inc. (a)(b)	13,696	258,717
Carriage Services, Inc.	8,060	417,024
Stride, Inc. (a)	52,274	1,784,112
		5,608,531
Hotels, Restaurants & Leisure - 1.5%
Bloomin' Brands, Inc. (a)	25,225	445,726
Del Taco Restaurants, Inc.	46,902	359,269
Hilton Grand Vacations, Inc. (a)	4,147	196,983
International Game Technology PLC	123,205	3,328,999
Papa John's International, Inc.	3,728	454,518
RCI Hospitality Holdings, Inc.	9,647	610,752
Scientific Games Corp. Class A (a)	51,240	3,275,261
Wingstop, Inc. (b)	16,352	2,626,131
		11,297,639
Household Durables - 2.0%
Century Communities, Inc.	20,128	1,430,497
Flexsteel Industries, Inc. (b)	18,297	519,269
GoPro, Inc. Class A (a)	58,614	586,140
Green Brick Partners, Inc. (a)	148,074	3,694,446
Installed Building Products, Inc.	3,526	455,171
M.D.C. Holdings, Inc.	26,542	1,269,769
M/I Homes, Inc. (a)	41,784	2,335,308
Meritage Homes Corp. (a)	25,735	2,904,452
TRI Pointe Homes, Inc. (a)	62,630	1,563,871
		14,758,923
Internet & Direct Marketing Retail - 1.1%
Quotient Technology, Inc. (a)	289,424	2,028,862
Revolve Group, Inc. (a)	25,196	1,919,179
Shutterstock, Inc.	33,193	3,784,334
		7,732,375
Leisure Products - 0.8%
American Outdoor Brands, Inc. (a)	5,456	128,707
Johnson Outdoors, Inc. Class A	16,123	1,677,437
Smith & Wesson Brands, Inc.	55,914	1,272,044
Sturm, Ruger & Co., Inc.	3,921	281,096
Vista Outdoor, Inc. (a)	56,694	2,475,827
		5,835,111
Multiline Retail - 0.5%
Big Lots, Inc.	19,278	836,280
Dillard's, Inc. Class A (b)	4,570	1,251,723
Macy's, Inc.	63,971	1,823,174
		3,911,177
Specialty Retail - 2.7%
Abercrombie & Fitch Co. Class A (a)	29,348	1,056,528
Academy Sports & Outdoors, Inc. (a)	33,145	1,478,930
Asbury Automotive Group, Inc. (a)(b)	9,799	1,603,508
Big 5 Sporting Goods Corp. (b)	33,093	785,297
Group 1 Automotive, Inc.	21,501	4,187,320
Hibbett, Inc. (b)	24,149	1,882,415
Lithia Motors, Inc. Class A (sub. vtg.)	3,750	1,092,488
MarineMax, Inc. (a)	11,463	610,634
Murphy U.S.A., Inc.	8,494	1,472,265
Sally Beauty Holdings, Inc. (a)	69,449	1,360,506
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	39,168	1,759,035
The Container Store Group, Inc. (a)	23,519	273,526
TravelCenters of America LLC (a)	17,763	927,584
Zumiez, Inc. (a)(b)	19,876	909,526
		19,399,562
Textiles, Apparel & Luxury Goods - 0.1%
Lakeland Industries, Inc. (a)(b)	23,640	452,470
Rocky Brands, Inc.	7,381	262,247
		714,717
TOTAL CONSUMER DISCRETIONARY		73,323,840
CONSUMER STAPLES - 1.9%
Beverages - 0.5%
Coca-Cola Bottling Co. Consolidated	2,856	1,629,548
MGP Ingredients, Inc. (b)	5,022	391,616
National Beverage Corp. (b)	7,209	374,435
Primo Water Corp.	77,548	1,288,848
		3,684,447
Food & Staples Retailing - 0.7%
BJ's Wholesale Club Holdings, Inc. (a)	23,580	1,559,817
Ingles Markets, Inc. Class A	16,560	1,271,477
Natural Grocers by Vitamin Cottage, Inc.	22,015	283,113
PriceSmart, Inc.	7,420	532,162
Sprouts Farmers Market LLC (a)(b)	39,855	1,054,563
Weis Markets, Inc. (b)	6,874	432,718
		5,133,850
Food Products - 0.3%
Hostess Brands, Inc. Class A (a)	58,178	988,444
John B. Sanfilippo & Son, Inc.	6,379	525,630
Sanderson Farms, Inc.	985	184,963
		1,699,037
Personal Products - 0.4%
MediFast, Inc.	9,971	2,051,434
The Beauty Health Co. (b)	10,242	265,882
USANA Health Sciences, Inc. (a)	8,058	803,544
		3,120,860
TOTAL CONSUMER STAPLES		13,638,194
ENERGY - 5.4%
Energy Equipment & Services - 0.8%
Archrock, Inc.	74,095	547,562
Bristow Group, Inc. (a)	14,184	421,265
Dril-Quip, Inc. (a)	18,115	346,178
Expro Group Holdings NV (a)	13,881	194,473
Helix Energy Solutions Group, Inc. (a)(b)	216,910	659,406
Helmerich & Payne, Inc.	31,037	696,781
Nabors Industries Ltd. (a)	13,948	1,136,204
Nabors Industries Ltd. warrants 6/11/26 (a)	10,764	49,514
Oceaneering International, Inc. (a)	124,297	1,328,735
		5,380,118
Oil, Gas & Consumable Fuels - 4.6%
Antero Resources Corp. (a)	50,206	881,617
Arch Resources, Inc. (b)	11,052	856,419
Callon Petroleum Co. (a)(b)	9,485	482,217
Centennial Resource Development, Inc. Class A (a)	114,584	713,858
Chesapeake Energy Corp.	10,444	621,836
Civitas Resources, Inc.	25,098	1,282,759
Comstock Resources, Inc. (a)(b)	110,578	894,576
DHT Holdings, Inc.	117,576	652,547
Earthstone Energy, Inc. (a)	25,046	255,970
Equitrans Midstream Corp.	59,185	569,360
Golar LNG Ltd. (a)	146,936	1,733,845
Kosmos Energy Ltd. (a)	302,843	1,108,405
Laredo Petroleum, Inc. (a)(b)	18,545	1,092,301
Magnolia Oil & Gas Corp. Class A	54,064	1,025,594
Matador Resources Co. (b)	62,593	2,458,027
Murphy Oil Corp.	49,011	1,302,712
Oasis Petroleum, Inc.	4,887	585,951
PBF Energy, Inc. Class A (a)(b)	54,066	677,447
Peabody Energy Corp. (a)	59,235	589,981
Range Resources Corp. (a)	55,631	1,088,142
Renewable Energy Group, Inc. (a)	63,752	3,046,071
Scorpio Tankers, Inc. (b)	18,738	260,646
SFL Corp. Ltd.	313,295	2,612,880
SM Energy Co.	96,212	2,790,148
Southwestern Energy Co. (a)	227,706	1,020,123
Talos Energy, Inc. (a)	20,583	205,213
Tellurian, Inc. (a)(b)	201,906	658,214
Uranium Energy Corp. (a)(b)	291,392	1,142,257
W&T Offshore, Inc. (a)(b)	264,496	909,866
World Fuel Services Corp.	74,192	1,854,058
		33,373,040
TOTAL ENERGY		38,753,158
FINANCIALS - 15.9%
Banks - 7.8%
1st Source Corp.	14,701	679,921
Banc of California, Inc.	40,471	792,827
BancFirst Corp.	51,688	3,288,907
Banner Corp.	10,440	598,003
Berkshire Hills Bancorp, Inc.	23,758	634,576
Cadence Bank	40,068	1,170,787
Capital City Bank Group, Inc.	2,442	64,737
Cathay General Bancorp	28,862	1,209,606
CIT Group, Inc.	8,257	405,088
Community Bank System, Inc.	14,012	990,088
Community Trust Bancorp, Inc.	8,634	362,628
Eastern Bankshares, Inc.	53,651	1,079,995
Financial Institutions, Inc.	18,529	570,693
First Bancorp, Puerto Rico	97,689	1,298,287
First Commonwealth Financial Corp.	21,662	325,580
First Financial Bankshares, Inc. (b)	89,067	4,446,225
Flushing Financial Corp.	6,893	162,813
Fulton Financial Corp.	129,759	2,048,895
Glacier Bancorp, Inc.	92,585	5,027,366
Great Southern Bancorp, Inc.	27,687	1,540,228
Hancock Whitney Corp.	79,464	3,796,790
Hilltop Holdings, Inc.	80,679	2,745,506
International Bancshares Corp.	51,254	2,153,181
Investors Bancorp, Inc.	9,379	139,653
Lakeland Financial Corp. (b)	14,922	1,053,792
Mercantile Bank Corp.	3,473	116,623
Metropolitan Bank Holding Corp. (a)	3,341	317,161
Midland States Bancorp, Inc.	11,254	267,845
Nicolet Bankshares, Inc. (a)	14,080	1,004,045
OFG Bancorp	18,122	436,740
Park National Corp.	4,527	588,917
Peapack-Gladstone Financial Corp.	13,620	450,550
Preferred Bank, Los Angeles (b)	2,386	162,606
Seacoast Banking Corp., Florida	27,645	933,572
ServisFirst Bancshares, Inc.	13,902	1,117,582
Sierra Bancorp	17,630	443,923
Silvergate Capital Corp. (a)	11,509	2,353,360
Texas Capital Bancshares, Inc. (a)	32,133	1,809,731
Tompkins Financial Corp.	5,096	398,303
Trico Bancshares	9,000	379,440
Trustmark Corp.	17,356	531,267
UMB Financial Corp.	18,250	1,835,585
United Community Bank, Inc.	118,461	4,059,658
Univest Corp. of Pennsylvania	15,294	421,656
Valley National Bancorp	116,479	1,565,478
Washington Trust Bancorp, Inc. (b)	4,627	248,933
WesBanco, Inc.	15,155	493,295
		56,522,442
Capital Markets - 3.1%
Artisan Partners Asset Management, Inc.	81,781	3,658,064
Cohen & Steers, Inc.	21,507	1,930,683
Donnelley Financial Solutions, Inc. (a)	6,040	282,189
Federated Hermes, Inc. (b)	40,062	1,350,490
Focus Financial Partners, Inc. Class A (a)	76,210	4,689,963
Open Lending Corp. (a)	15,503	360,290
Oppenheimer Holdings, Inc. Class A (non-vtg.)	32,816	1,609,297
Piper Jaffray Companies	6,693	1,109,365
StepStone Group, Inc. Class A (b)	35,681	1,476,123
Stifel Financial Corp.	50,672	3,598,219
StoneX Group, Inc. (a)	24,704	1,387,747
Virtus Investment Partners, Inc.	2,285	679,513
		22,131,943
Consumer Finance - 1.7%
Green Dot Corp. Class A (a)	64,525	2,316,448
LendingClub Corp. (a)	40,877	1,337,495
Navient Corp.	38,953	768,543
Nelnet, Inc. Class A	32,500	2,801,500
PRA Group, Inc. (a)	30,515	1,295,667
PROG Holdings, Inc.	59,247	2,673,225
Regional Management Corp.	14,475	818,706
		12,011,584
Diversified Financial Services - 0.1%
Marlin Business Services Corp.	20,562	471,898
Insurance - 1.3%
Amerisafe, Inc.	39,770	2,111,389
Crawford & Co. Class B	903	6,691
Employers Holdings, Inc.	13,579	524,285
Selective Insurance Group, Inc.	29,250	2,209,545
Trupanion, Inc. (a)	40,363	4,977,565
		9,829,475
Mortgage Real Estate Investment Trusts - 1.0%
Apollo Commercial Real Estate Finance, Inc.	35,722	483,319
Arbor Realty Trust, Inc.	154,969	2,719,706
Blackstone Mortgage Trust, Inc.	112,366	3,370,980
BrightSpire Capital, Inc.	68,915	644,355
		7,218,360
Thrifts & Mortgage Finance - 0.9%
Axos Financial, Inc. (a)	5,214	295,165
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	12,945	1,575,665
Northwest Bancshares, Inc.	71,402	948,219
Radian Group, Inc.	77,072	1,569,957
Washington Federal, Inc.	38,307	1,244,594
Waterstone Financial, Inc.	34,548	716,871
		6,350,471
TOTAL FINANCIALS		114,536,173
HEALTH CARE - 17.0%
Biotechnology - 8.9%
2seventy bio, Inc.	1,908	50,257
Adagio Theraputics, Inc. (b)	6,854	322,412
Adverum Biotechnologies, Inc. (a)(b)	173,968	302,704
Affimed NV (a)	81,785	557,774
Agenus, Inc. (a)	153,334	483,002
Agios Pharmaceuticals, Inc. (a)(b)	26,256	935,239
Akebia Therapeutics, Inc. (a)(b)	142,905	387,273
Alector, Inc. (a)	15,716	324,535
Alkermes PLC (a)	56,441	1,237,187
Allakos, Inc. (a)(b)	4,157	325,701
Allogene Therapeutics, Inc. (a)(b)	40,603	750,749
Amicus Therapeutics, Inc. (a)	96,942	1,038,249
AnaptysBio, Inc. (a)(b)	16,483	533,225
Anavex Life Sciences Corp. (a)(b)	28,899	560,641
Anika Therapeutics, Inc. (a)(b)	8,145	318,714
Apellis Pharmaceuticals, Inc. (a)	21,413	901,059
Arbutus Biopharma Corp. (a)(b)	105,053	336,170
Arcturus Therapeutics Holdings, Inc. (a)(b)	1,520	60,420
Arcus Biosciences, Inc. (a)(b)	2,235	97,893
Arena Pharmaceuticals, Inc. (a)	10,544	574,543
Arrowhead Pharmaceuticals, Inc. (a)	18,981	1,329,619
Assembly Biosciences, Inc. (a)(b)	88,168	202,786
Atara Biotherapeutics, Inc. (a)	40,902	731,737
Athenex, Inc. (a)(b)	61,475	108,811
Athersys, Inc. (a)(b)	163,380	173,183
Atreca, Inc. (a)(b)	71,252	255,795
Avid Bioservices, Inc. (a)(b)	12,058	368,492
AVROBIO, Inc. (a)	31,407	120,603
Beam Therapeutics, Inc. (a)(b)	7,883	623,939
BioCryst Pharmaceuticals, Inc. (a)(b)	33,890	408,713
Biohaven Pharmaceutical Holding Co. Ltd. (a)	10,743	1,205,794
BioXcel Therapeutics, Inc. (a)(b)	10,726	245,947
bluebird bio, Inc. (a)(b)	46,184	466,920
Blueprint Medicines Corp. (a)	11,473	1,103,703
BridgeBio Pharma, Inc. (a)(b)	21,270	861,435
C4 Therapeutics, Inc. (a)	15,717	583,415
CareDx, Inc. (a)	17,810	768,323
Catalyst Biosciences, Inc. (a)	41,797	50,156
Celldex Therapeutics, Inc. (a)	10,656	405,994
Cerevel Therapeutics Holdings (a)	18,984	592,111
ChemoCentryx, Inc. (a)	4,336	157,310
Chimerix, Inc. (a)	90,011	566,169
Clovis Oncology, Inc. (a)(b)	86,036	271,874
Coherus BioSciences, Inc. (a)(b)	38,070	706,960
Concert Pharmaceuticals, Inc. (a)	135	456
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	248,721	214,771
Curis, Inc. (a)	80,362	392,167
Cytokinetics, Inc. (a)(b)	7,996	314,563
CytomX Therapeutics, Inc. (a)	70,291	464,624
Deciphera Pharmaceuticals, Inc. (a)	50,081	432,199
Denali Therapeutics, Inc. (a)	14,563	673,684
Dynavax Technologies Corp. (a)(b)	7,578	122,385
Eagle Pharmaceuticals, Inc. (a)(b)	7,987	380,820
Editas Medicine, Inc. (a)(b)	25,098	819,701
Eiger Biopharmaceuticals, Inc. (a)(b)	20,599	126,684
Emergent BioSolutions, Inc. (a)	19,152	844,986
Epizyme, Inc. (a)(b)	89,585	292,943
Fate Therapeutics, Inc. (a)	13,665	751,712
FibroGen, Inc. (a)	47,225	590,785
Fortress Biotech, Inc. (a)	54,189	154,439
Global Blood Therapeutics, Inc. (a)	27,392	774,098
Gossamer Bio, Inc. (a)(b)	35,737	387,389
Gritstone Bio, Inc. (a)(b)	38,908	513,586
Gt Biopharma, Inc. (a)	32,905	133,923
Halozyme Therapeutics, Inc. (a)	25,584	841,202
Harpoon Therapeutics, Inc. (a)(b)	42,867	263,203
Heron Therapeutics, Inc. (a)(b)	49,008	463,126
Homology Medicines, Inc. (a)(b)	41,073	207,419
ImmunityBio, Inc. (a)(b)	39,358	306,599
ImmunoGen, Inc. (a)	126,027	777,587
Immunovant, Inc. (a)(b)	38,293	294,856
Infinity Pharmaceuticals, Inc. (a)(b)	169,523	367,865
Insmed, Inc. (a)(b)	18,592	511,652
Intellia Therapeutics, Inc. (a)	19,800	2,277,198
Intercept Pharmaceuticals, Inc. (a)(b)	28,209	485,477
Invitae Corp. (a)(b)	56,043	952,731
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	39,237	435,138
Iveric Bio, Inc. (a)	11,713	171,244
Jounce Therapeutics, Inc. (a)	44,697	342,826
Karuna Therapeutics, Inc. (a)(b)	2,990	382,421
Karyopharm Therapeutics, Inc. (a)(b)	91,693	637,266
Kiniksa Pharmaceuticals Ltd. (a)(b)	33,545	389,793
Kodiak Sciences, Inc. (a)(b)	5,428	498,508
Kura Oncology, Inc. (a)	41,472	578,949
Kymera Therapeutics, Inc. (a)	2,668	148,127
La Jolla Pharmaceutical Co./California (a)	58,403	227,772
Ligand Pharmaceuticals, Inc. Class B (a)(b)	1,933	312,991
Macrogenics, Inc. (a)(b)	29,516	519,482
Madrigal Pharmaceuticals, Inc. (a)(b)	6,675	552,089
MiMedx Group, Inc. (a)	35,812	251,042
Minerva Neurosciences, Inc. (a)	113,073	109,794
Morphic Holding, Inc. (a)	9,512	453,722
Mustang Bio, Inc. (a)(b)	69,880	141,158
Myriad Genetics, Inc. (a)	23,240	600,986
Natera, Inc. (a)	6,577	601,532
Novavax, Inc. (a)(b)	2,949	615,250
Ocugen, Inc. (a)(b)	92,993	589,576
Oncternal Therapeutics, Inc. rights (a)(c)	1,148	0
Opko Health, Inc. (a)(b)	189,351	744,149
ORIC Pharmaceuticals, Inc. (a)(b)	19,331	267,541
Ovid Therapeutics, Inc. (a)	59,108	198,012
Passage Bio, Inc. (a)	21,013	153,185
Pieris Pharmaceuticals, Inc. (a)	81,145	267,779
Praxis Precision Medicines, Inc. (a)(b)	12,843	219,744
Precigen, Inc. (a)(b)	80,881	318,671
Precision BioSciences, Inc. (a)	40,347	365,544
Prothena Corp. PLC (a)	6,888	345,433
PTC Therapeutics, Inc. (a)(b)	24,489	910,011
Puma Biotechnology, Inc. (a)(b)	41,309	128,058
Radius Health, Inc. (a)	35,569	585,466
RAPT Therapeutics, Inc. (a)	8,963	292,642
REGENXBIO, Inc. (a)	9,230	295,360
Relay Therapeutics, Inc. (a)(b)	4,390	129,154
Rigel Pharmaceuticals, Inc. (a)(b)	123,558	329,900
Sana Biotechnology, Inc. (b)	27,403	520,931
Sangamo Therapeutics, Inc. (a)	75,179	623,234
Selecta Biosciences, Inc. (a)	85,524	256,572
Seres Therapeutics, Inc. (a)(b)	62,770	675,405
Sesen Bio, Inc. (a)	441,896	463,991
Springworks Therapeutics, Inc. (a)(b)	2,228	160,082
Surface Oncology, Inc. (a)(b)	60,289	347,868
Syndax Pharmaceuticals, Inc. (a)(b)	16,506	263,601
TCR2 Therapeutics, Inc. (a)(b)	66,033	340,070
TG Therapeutics, Inc. (a)(b)	25,967	394,698
TONIX Pharmaceuticals Holding (a)	477,158	223,883
Travere Therapeutics, Inc. (a)	32,838	937,525
Turning Point Therapeutics, Inc. (a)	6,954	264,669
Twist Bioscience Corp. (a)	14,901	1,423,046
Ultragenyx Pharmaceutical, Inc. (a)	7,954	598,379
Vanda Pharmaceuticals, Inc. (a)	33,738	546,556
Veracyte, Inc. (a)	10,799	447,943
Vericel Corp. (a)(b)	4,534	168,710
Verve Therapeutics, Inc. (b)	7,562	257,713
Vir Biotechnology, Inc. (a)(b)	23,439	1,111,477
Voyager Therapeutics, Inc. (a)(b)	74,867	227,596
Xbiotech, Inc.	12,960	163,555
Xencor, Inc. (a)	8,121	294,143
Zentalis Pharmaceuticals, Inc. (a)(b)	12,362	1,014,302
		64,378,630
Health Care Equipment & Supplies - 2.6%
Accuray, Inc. (a)	343,316	1,651,350
Atricure, Inc. (a)	14,943	947,386
Butterfly Network, Inc. Class A (a)(b)	68,210	480,881
Cardiovascular Systems, Inc. (a)	24,148	482,960
Cerus Corp. (a)	205,077	1,412,981
CryoPort, Inc. (a)	3,970	263,767
Cutera, Inc. (a)	22,797	794,703
Integer Holdings Corp. (a)	8,799	701,632
Invacare Corp. (a)	79,770	218,570
LeMaitre Vascular, Inc. (b)	12,940	605,463
LivaNova PLC (a)	4,068	326,091
Merit Medical Systems, Inc. (a)	13,930	875,640
Neogen Corp. (a)	30,024	1,204,863
Novocure Ltd. (a)	5,161	483,276
Ortho Clinical Diagnostics Holdings PLC	146,574	2,805,426
Orthofix International NV (a)	21,423	655,758
Outset Medical, Inc. (a)(b)	4,527	214,580
Shockwave Medical, Inc. (a)	4,525	815,586
Silk Road Medical, Inc. (a)(b)	5,178	210,123
Staar Surgical Co. (a)	13,777	1,311,433
SurModics, Inc. (a)	44,575	1,958,180
Varex Imaging Corp. (a)	17,238	492,145
		18,912,794
Health Care Providers & Services - 2.3%
Alignment Healthcare, Inc.	21,974	356,199
AMN Healthcare Services, Inc. (a)	12,341	1,406,997
Corvel Corp. (a)	4,330	814,040
Fulgent Genetics, Inc. (a)(b)	11,903	1,113,169
Modivcare, Inc. (a)	9,247	1,267,116
National Healthcare Corp.	27,159	1,751,484
Option Care Health, Inc. (a)	10,385	262,844
Patterson Companies, Inc. (b)	73,055	2,299,041
Select Medical Holdings Corp.	98,227	2,637,395
Tenet Healthcare Corp. (a)	51,012	3,717,244
The Ensign Group, Inc.	8,220	627,433
		16,252,962
Health Care Technology - 1.0%
Allscripts Healthcare Solutions, Inc. (a)	156,175	2,597,190
American Well Corp. (a)(b)	75,521	490,887
Castlight Health, Inc. Class B (a)	173,219	265,025
HealthStream, Inc. (a)	20,733	481,420
Nextgen Healthcare, Inc. (a)	174,031	2,697,481
OptimizeRx Corp. (a)(b)	11,087	720,655
		7,252,658
Life Sciences Tools & Services - 0.8%
Berkeley Lights, Inc. (a)	25,532	532,853
Codexis, Inc. (a)	4,891	169,767
Cytek Biosciences, Inc.	5,457	110,068
Fluidigm Corp. (a)(b)	50,336	232,049
MaxCyte, Inc.	37,815	377,394
Medpace Holdings, Inc. (a)	10,951	2,271,347
Nanostring Technologies, Inc. (a)	4,951	203,486
NeoGenomics, Inc. (a)	10,240	350,822
Pacific Biosciences of California, Inc. (a)(b)	59,796	1,387,865
Quanterix Corp. (a)	9,634	385,071
		6,020,722
Pharmaceuticals - 1.4%
Amneal Pharmaceuticals, Inc. (a)	77,432	323,666
Amphastar Pharmaceuticals, Inc. (a)(b)	24,292	475,152
ANI Pharmaceuticals, Inc. (a)	8,761	360,428
Arvinas Holding Co. LLC (a)	6,125	463,111
Atea Pharmaceuticals, Inc.	58,659	474,551
Cara Therapeutics, Inc. (a)	37,388	492,774
Cassava Sciences, Inc. (a)(b)	5,766	308,423
Corcept Therapeutics, Inc. (a)	36,938	775,698
Endo International PLC (a)	182,299	1,020,874
Esperion Therapeutics, Inc. (a)(b)	24,355	212,619
Intra-Cellular Therapies, Inc. (a)	8,719	352,945
NGM Biopharmaceuticals, Inc. (a)(b)	20,502	369,446
Odonate Therapeutics, Inc. (a)	72,556	120,443
Omeros Corp. (a)(b)	39,886	287,179
Pacira Biosciences, Inc. (a)	15,300	805,086
Prestige Brands Holdings, Inc. (a)	18,756	1,049,398
Reata Pharmaceuticals, Inc. (a)(b)	2,930	250,808
Supernus Pharmaceuticals, Inc. (a)(b)	25,838	774,365
Theravance Biopharma, Inc. (a)	57,914	486,478
WAVE Life Sciences (a)(b)	41,740	162,786
Zogenix, Inc. (a)	34,181	384,536
		9,950,766
TOTAL HEALTH CARE		122,768,532
INDUSTRIALS - 16.5%
Aerospace & Defense - 1.0%
AAR Corp. (a)	104,044	3,398,077
Astronics Corp. (a)	47,850	500,511
Parsons Corp. (a)(b)	99,585	3,305,226
		7,203,814
Air Freight & Logistics - 0.1%
Atlas Air Worldwide Holdings, Inc. (a)	3,743	327,924
Hub Group, Inc. Class A (a)	8,156	633,477
		961,401
Airlines - 0.3%
Mesa Air Group, Inc. (a)	136,432	963,210
SkyWest, Inc. (a)	18,276	715,871
Sun Country Airlines Holdings, Inc.	15,407	422,614
		2,101,695
Building Products - 0.9%
Cornerstone Building Brands, Inc. (a)	87,660	1,378,015
Quanex Building Products Corp. (b)	8,422	179,978
Resideo Technologies, Inc. (a)	45,782	1,194,452
Simpson Manufacturing Co. Ltd.	9,667	1,115,185
UFP Industries, Inc.	29,861	2,486,824
		6,354,454
Commercial Services & Supplies - 1.7%
ABM Industries, Inc.	98,592	4,436,640
Cimpress PLC (a)	11,130	866,248
Healthcare Services Group, Inc.	15,734	275,345
Kimball International, Inc. Class B	61,035	624,998
Tetra Tech, Inc.	8,115	1,498,678
UniFirst Corp.	22,587	4,328,799
		12,030,708
Construction & Engineering - 1.5%
Arcosa, Inc.	10,283	526,181
Comfort Systems U.S.A., Inc.	10,437	990,158
Dycom Industries, Inc. (a)	16,790	1,569,529
EMCOR Group, Inc.	45,517	5,431,999
Great Lakes Dredge & Dock Corp. (a)	25,644	379,018
MYR Group, Inc. (a)	11,631	1,287,668
Primoris Services Corp.	28,407	636,885
		10,821,438
Electrical Equipment - 2.3%
Array Technologies, Inc. (a)	35,845	645,748
Atkore, Inc. (a)	47,065	5,012,423
AZZ, Inc.	21,861	1,134,367
EnerSys	30,059	2,227,071
FuelCell Energy, Inc. (a)(b)	28,628	248,491
Generac Holdings, Inc. (a)	1,779	749,386
Preformed Line Products Co.	12,841	810,909
Regal Rexnord Corp.	23,690	3,745,389
Romeo Power, Inc. (a)(b)	128,051	507,082
Stem, Inc. (a)(b)	57,990	1,230,548
		16,311,414
Machinery - 2.6%
Altra Industrial Motion Corp.	19,791	1,043,184
CIRCOR International, Inc. (a)	10,340	278,663
EnPro Industries, Inc.	28,776	2,935,152
Evoqua Water Technologies Corp. (a)	13,909	625,627
Franklin Electric Co., Inc.	7,050	620,753
Gorman-Rupp Co.	6,777	292,970
Hurco Companies, Inc.	20,022	603,263
Hyster-Yale Materials Handling Class A	16,836	660,981
Kennametal, Inc.	22,932	811,105
L.B. Foster Co. Class A (a)	6,670	101,051
Manitowoc Co., Inc. (a)	28,648	546,031
Meritor, Inc. (a)	5,862	148,250
Mueller Industries, Inc.	59,465	3,290,198
Nikola Corp. (a)(b)	80,124	818,867
Proto Labs, Inc. (a)	27,987	1,402,708
RBC Bearings, Inc. (a)	6,113	1,208,479
REV Group, Inc.	46,634	732,154
Tennant Co.	4,980	391,727
Terex Corp.	14,238	603,406
Watts Water Technologies, Inc. Class A	9,089	1,715,185
		18,829,754
Marine - 0.2%
Genco Shipping & Trading Ltd.	26,727	411,863
Matson, Inc.	8,224	670,503
Safe Bulkers, Inc. (a)	63,419	229,577
		1,311,943
Professional Services - 1.8%
ASGN, Inc. (a)	7,415	902,257
Barrett Business Services, Inc.	5,205	367,421
CRA International, Inc.	7,655	704,796
First Advantage Corp. (b)	44,194	766,324
Heidrick & Struggles International, Inc.	20,250	874,193
Kforce, Inc.	51,864	3,974,338
Korn Ferry	5,408	393,378
ManTech International Corp. Class A	10,714	728,016
TriNet Group, Inc. (a)	18,931	1,898,779
Upwork, Inc. (a)	67,511	2,515,460
		13,124,962
Road & Rail - 1.9%
ArcBest Corp.	18,592	1,916,463
Avis Budget Group, Inc. (a)(b)	8,022	2,202,761
Marten Transport Ltd.	163,290	2,625,703
Saia, Inc. (a)	10,443	3,458,513
Werner Enterprises, Inc.	66,506	3,000,086
Yellow Corp. (a)	40,812	537,086
		13,740,612
Trading Companies & Distributors - 2.2%
Applied Industrial Technologies, Inc.	21,638	2,056,476
Boise Cascade Co.	65,719	4,260,563
Global Industrial Co. (b)	38,077	1,525,365
GMS, Inc. (a)	50,402	2,815,960
Rush Enterprises, Inc. Class A	68,240	3,477,510
Titan Machinery, Inc. (a)	18,858	626,840
Veritiv Corp. (a)	10,491	1,322,286
		16,085,000
TOTAL INDUSTRIALS		118,877,195
INFORMATION TECHNOLOGY - 16.2%
Communications Equipment - 0.6%
Calix, Inc. (a)	21,484	1,438,569
Digi International, Inc. (a)	9,634	207,420
Extreme Networks, Inc. (a)	191,443	2,584,481
		4,230,470
Electronic Equipment & Components - 1.6%
Aeva Technologies, Inc. (a)(b)	28,163	280,222
Belden, Inc.	6,559	404,494
Daktronics, Inc. (a)	8,278	40,397
ePlus, Inc. (a)	3,653	385,355
II-VI, Inc. (a)(b)	24,400	1,525,732
Insight Enterprises, Inc. (a)	11,391	1,123,380
Kimball Electronics, Inc. (a)	68,148	1,446,101
OSI Systems, Inc. (a)	17,850	1,623,101
PC Connection, Inc.	18,741	821,605
Plexus Corp. (a)(b)	5,255	442,156
Rogers Corp. (a)	1,739	474,086
ScanSource, Inc. (a)	62,638	1,957,438
Vishay Intertechnology, Inc.	68,049	1,386,158
		11,910,225
IT Services - 1.9%
CSG Systems International, Inc. (b)	38,990	2,055,163
Digitalocean Holdings, Inc. (b)	16,951	1,708,830
ExlService Holdings, Inc. (a)	28,217	3,664,542
Flywire Corp.	16,413	667,024
Grid Dynamics Holdings, Inc. (a)	9,599	376,569
Limelight Networks, Inc. (a)	61,804	169,961
Maximus, Inc.	18,084	1,364,438
MoneyGram International, Inc. (a)	140,962	835,905
Perficient, Inc. (a)	20,602	2,823,092
		13,665,524
Semiconductors & Semiconductor Equipment - 4.9%
Alpha & Omega Semiconductor Ltd. (a)	75,655	3,716,174
Ambarella, Inc. (a)	4,065	729,749
Cirrus Logic, Inc. (a)	26,136	2,095,584
Diodes, Inc. (a)	29,124	3,097,337
Kulicke & Soffa Industries, Inc.	27,007	1,557,224
Lattice Semiconductor Corp. (a)	80,391	6,104,073
MACOM Technology Solutions Holdings, Inc. (a)	8,536	613,824
MaxLinear, Inc. Class A (a)	56,505	3,804,482
Meta Materials, Inc. (a)(b)	114,110	418,784
Photronics, Inc. (a)	39,648	523,750
Power Integrations, Inc.	11,006	1,100,930
Semtech Corp. (a)	53,675	4,598,337
SiTime Corp. (a)	6,512	1,943,702
Synaptics, Inc. (a)	16,045	4,528,541
Veeco Instruments, Inc. (a)(b)	11,534	306,574
		35,139,065
Software - 7.0%
A10 Networks, Inc.	55,215	851,415
Agilysys, Inc. (a)	71,815	3,127,543
Alarm.com Holdings, Inc. (a)	15,833	1,263,315
Asana, Inc. (a)	26,306	2,734,509
BlackLine, Inc. (a)	14,228	1,565,791
Bottomline Technologies, Inc. (a)	40,203	1,802,703
Box, Inc. Class A (a)	174,278	4,079,848
BTRS Holdings, Inc. (a)	58,493	436,358
CommVault Systems, Inc. (a)	37,249	2,342,217
Domo, Inc. Class B (a)	36,171	2,616,972
E2open Parent Holdings, Inc. (a)(b)	41,787	508,966
Marathon Digital Holdings, Inc. (a)(b)	13,102	669,119
MicroStrategy, Inc. Class A (a)(b)	1,954	1,409,674
Mimecast Ltd. (a)	43,455	3,519,855
Progress Software Corp. (b)	71,889	3,483,022
Q2 Holdings, Inc. (a)(b)	11,818	948,985
Qualys, Inc. (a)	35,414	4,614,090
Rapid7, Inc. (a)	2,823	350,221
Riot Blockchain, Inc. (a)(b)	9,959	372,168
SecureWorks Corp. (a)	33,777	599,880
Sprout Social, Inc. (a)	8,081	902,486
SPS Commerce, Inc. (a)	27,336	3,854,103
Sumo Logic, Inc. (a)	46,368	655,644
Tenable Holdings, Inc. (a)	80,696	3,986,382
Upland Software, Inc. (a)	27,173	532,047
Vonage Holdings Corp. (a)	23,007	474,404
Workiva, Inc. (a)	5,977	833,612
Zuora, Inc. (a)	82,623	1,636,762
		50,172,091
Technology Hardware, Storage & Peripherals - 0.2%
Avid Technology, Inc. (a)	23,806	763,220
Diebold Nixdorf, Inc. (a)(b)	64,265	521,189
Super Micro Computer, Inc. (a)	8,121	336,209
		1,620,618
TOTAL INFORMATION TECHNOLOGY		116,737,993
MATERIALS - 3.4%
Chemicals - 1.0%
FutureFuel Corp.	47,346	356,989
Orion Engineered Carbons SA (a)	64,056	1,124,183
Rayonier Advanced Materials, Inc. (a)	56,261	308,310
Sensient Technologies Corp.	14,986	1,457,988
Stepan Co.	24,260	2,734,345
Trinseo PLC	26,634	1,257,924
		7,239,739
Containers & Packaging - 0.4%
Myers Industries, Inc.	135,063	2,631,027
Metals & Mining - 1.5%
Alcoa Corp.	9,048	421,003
Arconic Corp. (a)	75,589	2,019,738
Coeur d'Alene Mines Corp. (a)	124,888	699,373
Commercial Metals Co.	92,481	2,857,663
Constellium NV (a)	136,571	2,399,552
Materion Corp.	2,856	241,789
United States Steel Corp.	37,796	854,568
Worthington Industries, Inc.	26,857	1,288,599
		10,782,285
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	59,035	3,857,937
TOTAL MATERIALS		24,510,988
REAL ESTATE - 7.2%
Equity Real Estate Investment Trusts (REITs) - 6.6%
Agree Realty Corp.	67,903	4,587,527
Alexanders, Inc.	1,922	491,244
American Assets Trust, Inc.	31,115	1,070,356
American Finance Trust, Inc.	124,263	986,648
Diversified Healthcare Trust (SBI)	129,273	360,672
Easterly Government Properties, Inc.	28,852	605,026
EastGroup Properties, Inc.	15,858	3,230,275
Equity Commonwealth (a)	48,464	1,233,409
Global Net Lease, Inc.	160,699	2,281,926
Healthcare Realty Trust, Inc.	72,877	2,282,508
Independence Realty Trust, Inc.	27,905	683,673
Kite Realty Group Trust	166,221	3,344,367
Lexington Corporate Properties Trust	26,736	402,377
National Storage Affiliates Trust	84,353	5,177,587
Piedmont Office Realty Trust, Inc. Class A	78,833	1,370,118
Preferred Apartment Communities, Inc. Class A	78,102	1,029,384
PS Business Parks, Inc.	21,901	3,837,055
RLJ Lodging Trust	37,538	472,603
SITE Centers Corp.	85,233	1,283,609
Stag Industrial, Inc.	96,774	4,217,411
Terreno Realty Corp.	70,548	5,372,230
The GEO Group, Inc.	216,409	1,817,836
The Macerich Co. (b)	32,548	613,855
Universal Health Realty Income Trust (SBI)	17,126	953,404
		47,705,100
Real Estate Management & Development - 0.6%
Cushman & Wakefield PLC (a)	45,640	806,915
eXp World Holdings, Inc. (b)	23,734	871,275
Marcus & Millichap, Inc. (a)	37,075	1,588,664
RE/MAX Holdings, Inc.	18,286	502,682
The RMR Group, Inc.	21,392	698,877
		4,468,413
TOTAL REAL ESTATE		52,173,513
UTILITIES - 1.3%
Electric Utilities - 0.4%
Otter Tail Corp.	22,980	1,502,662
PNM Resources, Inc.	5,638	277,615
Portland General Electric Co.	21,923	1,066,992
		2,847,269
Gas Utilities - 0.1%
Southwest Gas Corp.	3,602	237,048
Independent Power and Renewable Electricity Producers - 0.7%
Clearway Energy, Inc. Class A	77,627	2,680,460
Ormat Technologies, Inc. (b)	8,261	623,706
Sunnova Energy International, Inc. (a)	49,425	1,827,242
		5,131,408
Water Utilities - 0.1%
American States Water Co.	6,869	646,922
California Water Service Group	4,943	311,458
		958,380
TOTAL UTILITIES		9,174,105
TOTAL COMMON STOCKS (Cost $602,697,947)		708,800,697

Money Market Funds - 12.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (d)	11,839,292	11,841,660
Fidelity Securities Lending Cash Central Fund 0.07% (d)(e)	81,098,576	81,106,686
TOTAL MONEY MARKET FUNDS (Cost $92,946,101)		92,948,346

TOTAL INVESTMENT IN SECURITIES - 111.1% (Cost $695,644,048)	801,749,043
NET OTHER ASSETS (LIABILITIES) - (11.1)% (f)	(80,224,645)
NET ASSETS - 100.0%	721,524,398

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	115	Dec 2021	12,634,475	(240,784)	(240,784)

The notional amount of futures purchased as a percentage of Net Assets is 1.8%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
(f)	Includes $741,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	20,591,573	97,208,154	105,958,067	7,942	-	-	11,841,660	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	31,312,480	355,162,935	305,368,729	111,394	-	-	81,106,686	0.3%
Total	51,904,053	452,371,089	411,326,796	119,336	-	-	92,948,346

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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